Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Debt
Schedule of changes convertible debt measured at fair value

Convertible debt
Balance as of December 31, 2023	$-
Additions	6,825
Settlement(1)	(2,100)
Fair value measurement adjustments	(213)
Balance as of December 31, 2024	$4,512

(1)	During the year ended December 31, 2024, the Company has issued 1,683,104 shares of the Company’s Class A Common Stock pursuant to multiple purchase notices related to Pre-Paid Purchase #1. The shares issued have a total exchange amount of $2,100 thousand with exchange prices ranging from $1.18 to $1.41.